Segment Information (Details)	12 Months Ended
	Dec. 31, 2012 USD ($) item	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 PRC CNY	Dec. 31, 2011 PRC CNY	Dec. 31, 2010 PRC CNY	Dec. 31, 2012 International CNY	Dec. 31, 2011 International CNY	Dec. 31, 2010 International CNY
Segment Information
Number of principal operating segments	2	2
Segment Information
Revenues	$ 444,709,724	2,770,586,055	2,983,436,657	2,383,640,539	2,093,057,299	2,369,810,789	1,962,904,778	677,528,756	613,625,868	420,735,761
Segment cost and operating expenses		(2,187,661,971)	(1,855,413,587)	(1,408,460,552)	(1,526,935,021)	(1,382,409,050)	(1,098,951,451)	(660,726,950)	(473,004,537)	(309,509,101)
Segment operating profit		582,924,084	1,128,023,070	975,179,987	566,122,278	987,401,739	863,953,327	16,801,806	140,621,331	111,226,660
Share-based compensation cost		(71,144,592)	(104,736,527)	(96,785,403)
Total other income	24,330,853	151,583,641	118,518,084	35,739,651
Income before tax	$ 106,477,125	663,363,133	1,141,804,627	914,134,235